Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (“CAP”), as defined in Item 402(v), and performance.

Year	Summary Compensation Table Total for First Principal Executive Officer (PEO) (1)	Compensation Actually Paid to First PEO (2)(3)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (2)	Summary Compensation Table Total for Third (PEO) (1)	Compensation Actually Paid to Third PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (4)	Adjusted Net Income (millions) (5)
									Total Shareholder Return	Peer Group Total Shareholder Return (3)

2025	$4,327,042	$2,354,252	—	—	—	—	$934,031	$690,083	$43	$116	$46.9	$41.7
2024	$2,981,107	$1,774,334	$4,665,076	$299,459	—	—	$1,060,336	$581,851	$57	$119	$50.4	$50.5
2023	—	—	$4,123,893	$1,047,254	—	—	$1,166,988	$486,718	$82	$123	$40.2	$50.7
2022	—	—	$4,959,346	$5,118,772	$4,745,670	$243,286	$1,622,615	$1,470,109	$91	$112	$147.2	$153.5
2021	—	—	—	—	$5,380,963	$5,838,352	$1,556,535	$1,666,269	$105	$124	$137.8	$143.5

(1)
Luis E. Rojo was the PEO for 2025. For 2024, the first PEO listed is Mr. Rojo, who became President and
Chief
Executive Officer on October 29, 2024. The second PEO listed is Scott R. Behrens, who served as President and Chief Executive Officer from April 25, 2022 until October 29, 2024. The third PEO listed is F. Quinn Stepan, Jr., who served as President and Chief Executive Officer until during 2021 and until April 25, 2022. Our other NEOs for the covered years were as follows:

2021	2022	2023	2024	2025

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Samuel S. Hinrichsen	Ruben Velasquez
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Robert J. Haire, Jr.	Robert J. Haire, Jr.
Sean T. Moriarty	David G. Kabbes	David G. Kabbes	David G. Kabbes	Sean T. Moriarty
Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty	Sean T. Moriarty	Richard Stepan
		Robert J Haire, Jr.		Samuel S. Hinrichsen

(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2025:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2025 PEO	-$	3,079,750	$1,620,565	-$	426,352	$0	-$	87,254		$0	-$	1,972,791
2025 Average Non-PEO NEO	-$	433,131	$263,722	-$	49,958	$0	-$	18,740	-$	3,264	-$	241,371

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

The following adjustments relating to the Company’s frozen defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

Year	Reported Values Deducted		Calculated Values Added
2025 PEO		$0	$0
2025 Average Non-PEO NEO	-$	2,577	$0

(3)	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Ch emic als Index.

(4)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP net income).

(5)
Adjusted net income represents the most important financial performance measure used by the Company to link CAP for 2025 to Company performance given that it is the core measure from which Corporate Net Income is derived for purposes of the annual incentive awards and performance shares.
5

Company Selected Measure Name	Adjusted net income
Named Executive Officers, Footnote
(1)
Luis E. Rojo was the PEO for 2025. For 2024, the first PEO listed is Mr. Rojo, who became President and
Chief
Executive Officer on October 29, 2024. The second PEO listed is Scott R. Behrens, who served as President and Chief Executive Officer from April 25, 2022 until October 29, 2024. The third PEO listed is F. Quinn Stepan, Jr., who served as President and Chief Executive Officer until during 2021 and until April 25, 2022. Our other NEOs for the covered years were as follows:

2021	2022	2023	2024	2025

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Samuel S. Hinrichsen	Ruben Velasquez
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Robert J. Haire, Jr.	Robert J. Haire, Jr.
Sean T. Moriarty	David G. Kabbes	David G. Kabbes	David G. Kabbes	Sean T. Moriarty
Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty	Sean T. Moriarty	Richard Stepan
		Robert J Haire, Jr.		Samuel S. Hinrichsen

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Ch emic als Index.
Adjustment To PEO Compensation, Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2025:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2025 PEO	-$	3,079,750	$1,620,565	-$	426,352	$0	-$	87,254		$0	-$	1,972,791
2025 Average Non-PEO NEO	-$	433,131	$263,722	-$	49,958	$0	-$	18,740	-$	3,264	-$	241,371

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

The following adjustments relating to the Company’s frozen defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

Year	Reported Values Deducted		Calculated Values Added
2025 PEO		$0	$0
2025 Average Non-PEO NEO	-$	2,577	$0

Non-PEO NEO Average Total Compensation Amount	$ 934,031	$ 1,060,336	$ 1,166,988	$ 1,622,615	$ 1,556,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 690,083	581,851	486,718	1,470,109	1,666,269
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2025:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2025 PEO	-$	3,079,750	$1,620,565	-$	426,352	$0	-$	87,254		$0	-$	1,972,791
2025 Average Non-PEO NEO	-$	433,131	$263,722	-$	49,958	$0	-$	18,740	-$	3,264	-$	241,371

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

The following adjustments relating to the Company’s frozen defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

Year	Reported Values Deducted		Calculated Values Added
2025 PEO		$0	$0
2025 Average Non-PEO NEO	-$	2,577	$0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive CAP to the Company’s PEOs and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Financial Performance Measures
Adjusted net income
Return on invested capital
Profitability of strategic growth areas
Business unit operating income
Adjusted EBITDA

Total Shareholder Return Amount	$ 43	57	82	91	105
Peer Group Total Shareholder Return Amount	116	119	123	112	124
Net Income (Loss)	$ 46,900,000	$ 50,400,000	$ 40,200,000	$ 147,200,000	$ 137,800,000
Company Selected Measure Amount	41,700,000	50,500,000	50,700,000	153,500,000	143,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income
Non-GAAP Measure Description	Adjusted net income is a financial measure that has not been calculated pursuant to U.S. GAAP. See Appendix A for further discussion and a reconciliation of this non-GAAP
	financial measure to net income, the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Profitability of strategic growth areas
Measure:: 4
Pay vs Performance Disclosure
Name	Business unit operating income
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Luis E Rojo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,327,042	$ 2,981,107	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 2,354,252	1,774,334	0	0	0
PEO Name	Mr. Rojo
Scott R. Behrens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,665,076	4,123,893	4,959,346	0
PEO Actually Paid Compensation Amount	$ 0	299,459	1,047,254	5,118,772	0
PEO Name	Scott R. Behrens
F. Quinn Stepan, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	4,745,670	5,380,963
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 243,286	$ 5,838,352
PEO Name	F. Quinn Stepan, Jr.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,972,791)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,079,750)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,620,565
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,352)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,254)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reported Values Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Calculated Values Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(241,371)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,131)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,958)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,740)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,264)
Non-PEO NEO | Reported Values Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,577)
Non-PEO NEO | Calculated Values Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0